Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Accounts Receivable, net

6. Accounts Receivable, net

Accounts receivable, net consists of the following:

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

Accounts receivable	280,911	217,131
Less: allowance for credit losses	(83,383)	(77,723)
Accounts receivable, net	197,528	139,408

Accounts receivables are generally non-interest bearing and are on terms between 90 to 270 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

As of December 31, 2023, accounts receivable amounted to RMB 90.1 million has been derived from providing financing to the customer in connection with the advertisement agent services that mentioned in Note 2 (m)(II)(iv), such accounts receivable amounted to RMB 158.1 million as of December 31, 2022.

6. Accounts Receivable, net (Continued)

The movements in the allowance for credit losses are as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(124,204)	(122,039)	(83,383)
(Additional)/reversal of allowance for credit losses, net	(8,681)	30,192	(28,098)
Write-offs	10,846	8,464	33,758
Balance at end of the year	(122,039)	(83,383)	(77,723)

The reversal/(addition) of allowance for credit losses, net in 2022 was mainly due to improved collection of accounts receivable amounted to RMB33.3 million.